Fair Value Measurements - Schedule of Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Quoted Prices in Active Markets (Level 1) [Member]
Assets:
Cash and U.S. Treasury Securities		$ 79,645,156
Significant Other Observable Inputs (Level 2) [Member]
Assets:
Cash and U.S. Treasury Securities
Significant Other Unobservable Inputs (Level 3) [Member]
Assets:
Cash and U.S. Treasury Securities